Results for the Year - Deferred tax asset (Details) - DKK (kr) kr in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	kr 212	kr 252
Share-Based Instruments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	41	128
Deferred Revenue
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	113	113
Other temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	kr 58	kr 11